INVESTMENT IN EQUITY METHOD INVESTEES (Schedule of Financial Information of Equity Method Investees) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance sheets
Current assets	$ 18,757	$ 24,187
Non-current assets	46,436	44,439
Current liabilities	$ 572	$ 1,200
Non-current liabilities
Results of operations
Revenues	$ 8,207	$ 9,144	$ 5,446
Gross profit	4,632	5,478	3,056
(Loss) income from operations	(397)	653	(933)
Net (loss) income	$ (63)	$ 1,093	$ (787)